Condensed Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expense [Member]
Non-cash stock-based compensation expenses	$ 175	$ 210	$ 836	$ 912
General and Administrative Expense [Member]
Non-cash stock-based compensation expenses	$ 236	$ 281	$ 1,010	$ 1,067